(John Hancock Money Market Fund) | (Prospectus Class A, B and C Shares)
Investment objective
To seek the maximum current income that is consistent with maintaining liquidity and preserving capital.
Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about eligibility for waivers of the contingent deferred sales charges applicable to Class B shares and Class C shares is available on page 12 of the prospectus under "CDSC waivers" or pages 44 to 46 of the fund's statement of additional information under "Waiver of Contingent Deferred Sales Charge."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Prospectus Class A, B and C Shares) (USD $)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	20	20	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Prospectus Class A, B and C Shares)		Class A		Class B	Class C
Management fee		0.50%		0.50%	0.50%
Distribution and service (12b-1) fees		0.15%	[1]	1.00%	1.00%
Other expenses		0.29%		0.29%	0.29%
Total annual fund operating expenses		0.94%		1.79%	1.79%
Contractual expense reimbursement	[2]	(0.10%)		(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursements		0.84%		1.69%	1.69%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A shares. The current waiver agreement expires on July 31, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in a Rule 12b-1 fee of 0.25%.
[2]	The advisor has contractually agreed to limit the maximum annual rate of management fee to 0.40% of the fund's average daily net assets. This expense limitation expires on July 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated (Kept column) and then assuming you redeem all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Prospectus Class A, B and C Shares) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	86	311	555	1,253
Class B	672	854	1,160	1,900
Class C	272	554	960	2,097

Kept
Expense Example, No Redemption (Prospectus Class A, B and C Shares) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	86	311	555	1,253
Class B	172	554	960	1,900
Class C	172	554	960	2,097

Principal investment strategies

The fund invests only in U.S.-dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

  U.S. and foreign companies;

  U.S. and foreign banks;

  U.S. and foreign governments;

  U.S. agencies, states and municipalities; and

  international organizations such as the World Bank and the International Monetary Fund.

The fund may also invest in repurchase agreements based on these securities.

The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Unlike the fund's dollar-weighted average maturity, the fund's dollar-weighted average life is calculated without reference to the reset dates of variable rate debt obligations held by the fund. The fund does not invest in securities with remaining maturities of more than 13 months (in the case of securities in the highest rating category for short-term debt obligations assigned by nationally recognized statistical rating organizations (or unrated equivalents)) or 45 days (in the case of securities in the second-highest rating category (or unrated equivalents)) (Second Tier securities). The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% of its total assets in Second Tier securities of a single issuer.

The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund.

In managing the fund, the subadvisor searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The subadvisor tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

Principal risks

The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund's shares could go down in price, meaning that you could lose money by investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income paid by the fund's investments.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past performance

Calendar year and average annual total returns The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns — Class A (%)

Year-to-date total return The fund's total return for the six months ended June 30, 2013 was 0.00%.

Best quarter:   Q3 '07, 1.15%

Worst quarter:  Q4 '12, 0.00%

Average annual total returns (%) as of 12-31-12
Average Annual Total Returns (Prospectus Class A, B and C Shares)	1 Year	5 Years	10 Years
Class A	none	0.40%	1.38%
Class B	none	0.03%	1.01%
Class C	none	0.24%	1.01%

Yield information For the fund's 7-day effective yield, call 1-800-225-5291.